FINANCIAL INSTRUMENTS (Details 23) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Opening loss allowance	$ 10,768
Allowance account for credit losses of financial assets	11,436	$ 10,768
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Opening loss allowance	(13,297)	(12,473)	$ (7,960)
Increase due to impairment loss	1,687	2,840	3,507
Increase due to business combination	0	0	2,043
Used impairment	(61)	(86)	0
Unused impairment reversed	(791)	(1,587)	(1,037)
Increase (decrease) due to exchange differences	379	(343)	0
Allowance account for credit losses of financial assets	$ (14,511)	$ (13,297)	$ (12,473)